Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Key management personnel compensation

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	—	—

Loans from related parties represented a loan from Imagination Industries Ltd, a company wholly owned by Stephen Fitzpatrick. Movements in the prior year were as follows:

	2022	2021
	£’000	£’000
As at January 1	—	6,309
Amounts advanced	—	2,945
Interest charged	—	483
Amounts repaid	—	(737)
Conversion to Equity	—	(9,000)
As at December 31	—	—

Key management personnel
Related party transactions
Key management personnel compensation

	2022	2021
	£ 000	£ 000
Salaries and other short term employee benefits	1,266	244
Payments to defined contribution pension schemes	12	14
Share-based payments	144	156
Termination benefits	368	—
	1,790	414